Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000016765 | Asset Breakout DWS High Income Fund FR_25155T635
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016765 | Asset Breakout DWS Enhanced Commodity Strategy Fund FR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016765 | Asset Breakout iShares U.S. Treasury Bond ETF FR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016765 | Asset Breakout iShares iBoxx USD Investment Grade Corporate Bond ETF FR_464287242
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016765 | Asset Breakout iShares GNMA Bond ETF FR_46429B333
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016765 | Asset Breakout iShares JP Morgan USD Emerging Markets Bond ETF FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016765 | Asset Breakout Vanguard Total International Bond ETF FR_92203J407
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016765 | Asset Breakout Vanguard Intermediate-Term Corporate Bond ETF FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016765 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016765 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016765 | Asset Breakout DWS Equity 500 Index Fund FR_25159R106
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016765 | Asset Breakout DWS Emerging Markets Equity Fund FR_25156G780
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016765 | Asset Breakout DWS Small Cap Core Fund FR_25157M810
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016765 | Asset Breakout DWS RREEF Real Estate Securities Fund FR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016765 | Asset Breakout DWS RREEF Global Infrastructure Fund FR_25156A858
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016765 | Asset Breakout DWS Global Real Estate Securities Fund FR_25159L406
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016765 | Asset Breakout iShares Core MSCI Europe ETF FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016765 | Asset Breakout iShares MSCI Japan ETF FR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016765 | Asset Breakout Vanguard S&P 500 ETF FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016765 | Asset Breakout iShares Russell 2000 ETF FR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016765 | Asset Breakout Xtrackers RREEF Global Natural Resources ETF FR_23306X837
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016765 | Asset Breakout iShares MSCI Pacific ex Japan ETF FR_464286665
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016765 | Asset Breakout U.S. Treasury Bills FR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016765 | AssetMutual FundsFR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016765 | AssetExchange-Traded FundsFR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016765 | AssetCash EquivalentsFR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016765 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016765 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016765 | AssetGovernment & Agency ObligationsFR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016765 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016768 | Asset Breakout DWS High Income Fund FR_25155T635
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016768 | Asset Breakout DWS Enhanced Commodity Strategy Fund FR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016768 | Asset Breakout iShares U.S. Treasury Bond ETF FR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016768 | Asset Breakout iShares iBoxx USD Investment Grade Corporate Bond ETF FR_464287242
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016768 | Asset Breakout iShares GNMA Bond ETF FR_46429B333
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016768 | Asset Breakout iShares JP Morgan USD Emerging Markets Bond ETF FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016768 | Asset Breakout Vanguard Total International Bond ETF FR_92203J407
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016768 | Asset Breakout Vanguard Intermediate-Term Corporate Bond ETF FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016768 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016768 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016768 | Asset Breakout DWS Equity 500 Index Fund FR_25159R106
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016768 | Asset Breakout DWS Emerging Markets Equity Fund FR_25156G780
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016768 | Asset Breakout DWS Small Cap Core Fund FR_25157M810
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016768 | Asset Breakout DWS RREEF Real Estate Securities Fund FR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016768 | Asset Breakout DWS RREEF Global Infrastructure Fund FR_25156A858
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016768 | Asset Breakout DWS Global Real Estate Securities Fund FR_25159L406
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016768 | Asset Breakout iShares Core MSCI Europe ETF FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016768 | Asset Breakout iShares MSCI Japan ETF FR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016768 | Asset Breakout Vanguard S&P 500 ETF FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016768 | Asset Breakout iShares Russell 2000 ETF FR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016768 | Asset Breakout Xtrackers RREEF Global Natural Resources ETF FR_23306X837
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016768 | Asset Breakout iShares MSCI Pacific ex Japan ETF FR_464286665
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016768 | Asset Breakout U.S. Treasury Bills FR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016768 | AssetMutual FundsFR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016768 | AssetExchange-Traded FundsFR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016768 | AssetCash EquivalentsFR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016768 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016768 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016768 | AssetGovernment & Agency ObligationsFR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016768 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016769 | Asset Breakout DWS High Income Fund FR_25155T635
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016769 | Asset Breakout DWS Enhanced Commodity Strategy Fund FR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016769 | Asset Breakout iShares U.S. Treasury Bond ETF FR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016769 | Asset Breakout iShares iBoxx USD Investment Grade Corporate Bond ETF FR_464287242
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016769 | Asset Breakout iShares GNMA Bond ETF FR_46429B333
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016769 | Asset Breakout iShares JP Morgan USD Emerging Markets Bond ETF FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016769 | Asset Breakout Vanguard Total International Bond ETF FR_92203J407
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016769 | Asset Breakout Vanguard Intermediate-Term Corporate Bond ETF FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016769 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016769 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016769 | Asset Breakout DWS Equity 500 Index Fund FR_25159R106
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016769 | Asset Breakout DWS Emerging Markets Equity Fund FR_25156G780
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016769 | Asset Breakout DWS Small Cap Core Fund FR_25157M810
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016769 | Asset Breakout DWS RREEF Real Estate Securities Fund FR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016769 | Asset Breakout DWS RREEF Global Infrastructure Fund FR_25156A858
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016769 | Asset Breakout DWS Global Real Estate Securities Fund FR_25159L406
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016769 | Asset Breakout iShares Core MSCI Europe ETF FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016769 | Asset Breakout iShares MSCI Japan ETF FR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016769 | Asset Breakout Vanguard S&P 500 ETF FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016769 | Asset Breakout iShares Russell 2000 ETF FR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016769 | Asset Breakout Xtrackers RREEF Global Natural Resources ETF FR_23306X837
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016769 | Asset Breakout iShares MSCI Pacific ex Japan ETF FR_464286665
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016769 | Asset Breakout U.S. Treasury Bills FR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016769 | AssetMutual FundsFR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016769 | AssetExchange-Traded FundsFR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016769 | AssetCash EquivalentsFR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016769 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016769 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016769 | AssetGovernment & Agency ObligationsFR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016769 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016756 | Asset Breakout DWS High Income Fund FR_25155T635
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016756 | Asset Breakout DWS Enhanced Commodity Strategy Fund FR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016756 | Asset Breakout iShares U.S. Treasury Bond ETF FR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016756 | Asset Breakout iShares GNMA Bond ETF FR_46429B333
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016756 | Asset Breakout iShares JP Morgan USD Emerging Markets Bond ETF FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016756 | Asset Breakout Vanguard Intermediate-Term Corporate Bond ETF FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016756 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016756 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016756 | Asset Breakout DWS Equity 500 Index Fund FR_25159R106
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016756 | Asset Breakout DWS Emerging Markets Equity Fund FR_25156G780
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016756 | Asset Breakout DWS Small Cap Core Fund FR_25157M810
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016756 | Asset Breakout DWS RREEF Real Estate Securities Fund FR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016756 | Asset Breakout DWS RREEF Global Infrastructure Fund FR_25156A858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016756 | Asset Breakout DWS Global Real Estate Securities Fund FR_25159L406
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016756 | Asset Breakout iShares Core MSCI Europe ETF FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016756 | Asset Breakout iShares MSCI Japan ETF FR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016756 | Asset Breakout Vanguard S&P 500 ETF FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016756 | Asset Breakout iShares Russell 2000 ETF FR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016756 | Asset Breakout Xtrackers RREEF Global Natural Resources ETF FR_23306X837
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016756 | Asset Breakout iShares MSCI Pacific ex Japan ETF FR_464286665
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016756 | Asset Breakout U.S. Treasury Bills FR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016756 | Asset Breakout DWS Emerging Markets Fixed Income Fund FR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016756 | Asset Breakout iShares Core International Aggregate Bond ETF FR_46435G672
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016756 | AssetExchange-Traded FundsFR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000016756 | AssetCash EquivalentsFR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016756 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000016756 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016756 | AssetGovernment & Agency ObligationsFR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016756 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016756 | AssetMutual FundsFR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016758 | Asset Breakout DWS High Income Fund FR_25155T635
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016758 | Asset Breakout DWS Enhanced Commodity Strategy Fund FR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016758 | Asset Breakout iShares U.S. Treasury Bond ETF FR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016758 | Asset Breakout iShares GNMA Bond ETF FR_46429B333
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016758 | Asset Breakout iShares JP Morgan USD Emerging Markets Bond ETF FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016758 | Asset Breakout Vanguard Intermediate-Term Corporate Bond ETF FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016758 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016758 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016758 | Asset Breakout DWS Equity 500 Index Fund FR_25159R106
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016758 | Asset Breakout DWS Emerging Markets Equity Fund FR_25156G780
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016758 | Asset Breakout DWS Small Cap Core Fund FR_25157M810
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016758 | Asset Breakout DWS RREEF Real Estate Securities Fund FR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016758 | Asset Breakout DWS RREEF Global Infrastructure Fund FR_25156A858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016758 | Asset Breakout DWS Global Real Estate Securities Fund FR_25159L406
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016758 | Asset Breakout iShares Core MSCI Europe ETF FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016758 | Asset Breakout iShares MSCI Japan ETF FR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016758 | Asset Breakout Vanguard S&P 500 ETF FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016758 | Asset Breakout iShares Russell 2000 ETF FR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016758 | Asset Breakout Xtrackers RREEF Global Natural Resources ETF FR_23306X837
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016758 | Asset Breakout iShares MSCI Pacific ex Japan ETF FR_464286665
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016758 | Asset Breakout U.S. Treasury Bills FR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016758 | Asset Breakout DWS Emerging Markets Fixed Income Fund FR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016758 | Asset Breakout iShares Core International Aggregate Bond ETF FR_46435G672
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016758 | AssetExchange-Traded FundsFR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000016758 | AssetCash EquivalentsFR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016758 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000016758 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016758 | AssetGovernment & Agency ObligationsFR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016758 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016758 | AssetMutual FundsFR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016759 | Asset Breakout DWS High Income Fund FR_25155T635
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016759 | Asset Breakout DWS Enhanced Commodity Strategy Fund FR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016759 | Asset Breakout iShares U.S. Treasury Bond ETF FR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016759 | Asset Breakout iShares GNMA Bond ETF FR_46429B333
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016759 | Asset Breakout iShares JP Morgan USD Emerging Markets Bond ETF FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016759 | Asset Breakout Vanguard Intermediate-Term Corporate Bond ETF FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016759 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016759 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016759 | Asset Breakout DWS Equity 500 Index Fund FR_25159R106
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016759 | Asset Breakout DWS Emerging Markets Equity Fund FR_25156G780
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016759 | Asset Breakout DWS Small Cap Core Fund FR_25157M810
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016759 | Asset Breakout DWS RREEF Real Estate Securities Fund FR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016759 | Asset Breakout DWS RREEF Global Infrastructure Fund FR_25156A858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016759 | Asset Breakout DWS Global Real Estate Securities Fund FR_25159L406
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016759 | Asset Breakout iShares Core MSCI Europe ETF FR_46434V738
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016759 | Asset Breakout iShares MSCI Japan ETF FR_46434G822
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016759 | Asset Breakout Vanguard S&P 500 ETF FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016759 | Asset Breakout iShares Russell 2000 ETF FR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016759 | Asset Breakout Xtrackers RREEF Global Natural Resources ETF FR_23306X837
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016759 | Asset Breakout iShares MSCI Pacific ex Japan ETF FR_464286665
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016759 | Asset Breakout U.S. Treasury Bills FR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016759 | Asset Breakout DWS Emerging Markets Fixed Income Fund FR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016759 | Asset Breakout iShares Core International Aggregate Bond ETF FR_46435G672
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016759 | AssetExchange-Traded FundsFR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000016759 | AssetCash EquivalentsFR_981DNHII5_3.694749_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016759 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000016759 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016759 | AssetGovernment & Agency ObligationsFR_912797RG4_0.010000_2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016759 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016759 | AssetMutual FundsFR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	6.00%